LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

November 5, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management (the “Registrant”)

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Lord Abbett U.S. Government & Government Sponsored
Enterprises Money Market Fund, Inc. (the “Registrant”)
1933 Act File No. 002-64536
1940 Act File No. 811-02924

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and statement of additional information contained in Post-Effective Amendment No. 47 to the above-referenced Registrant’s Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on October 23, 2014.

Any communications relating to this filing should be directed to the undersigned at at (201) 827-2577 if you have any questions or comments.

Sincerely,

/s/ Judy Krebs

Judy Krebs

Paralegal

Lord, Abbett & Co. LLC